BALANCES WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2021
Convertible Notes Payable To Related Party Abstract
BALANCES WITH RELATED PARTIES
NOTE 9 – BALANCES WITH RELATED PARTIES

Receivable from related party

In May 2020, the Company renewed its line of credit facility agreement with the commercial bank (see note 7). The line of credit is secured also by a bank guarantee of €2,000 ($2,380 as of June 30, 2021) provided by a company related to the main shareholder which was provided against a payment of $2,200 to the company related to the main shareholder. The line of credit expired in March 2021, the bank guarantee was cancelled and the deposit was repaid to the Company.

Convertible Notes Payable to a Related Party

The Company had an agreement with an entity related to its main shareholder, to provide it with up to $37,000 in revolving loans through June 30, 2020. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate of LIBOR plus 7% for U.S. dollar-denominated loans and the Company’s European commercial bank interest base rate plus 3% for Euro-denominated loans. The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert the outstanding principal notes payable under the arrangement into the Company's common stock at a price of $1.50 per share and the unpaid accrued interest at a price of $0.75 per share.

In May 2019, the Company granted this entity, the option to convert up to $2,000 of the loan into the Company’s shares at a price of $0.40 per share, and all other conversion rights for the balance of the debt except $2,611, which is convertible at a price of $0.75 per share, would eliminate. In December 2019, this entity converted the $2,611 accrued interest into 3,480,968 shares at a price of $0.75 per share. In October 2020, the entity converted $800 into 2,000,000 shares.

In July 2019, the Company repaid $30,000 of the convertible notes.

In October 2020, the loan was extended until January 2022, the loan amount was reduced to $3,000 and the pledge of 26% interest in one of the Company's European subsidiaries was terminated. In December 2021, the loan was extended until January 2024 and the loan amount was reduced to $2,000.

As of June 30, 2021 and December 31, 2020, convertible notes payable to this related party consist of $1,246 and $1,200, respectively.

Total interest expense related to these notes is $40 and $90 for the periods ended June 30, 2021 and 2020, respectively.